Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.1373		7.1592
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.1884	7.1268